Share Capital	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
SHARE CAPITAL
NOTE 11:-	SHARE CAPITAL

a.	Issuance of ordinary shares:

1.	On July 9, 2015, the Company entered into a Standby Equity Distribution Agreement (the “SEDA”) with a new investor, pursuant to which the Company may, at its election and sole discretion, issue and sell to the investor, from time to time ordinary shares as provided in the SEDA. The maximum investment amount is $3,000,000 at a price per share equal to 95% of the lowest daily volume weighted average price of the ordinary shares for the five consecutive trading days following the election date. The Company’s ability to issue shares under the SEDA is subject to, among other things, the qualification of the ordinary shares on the OTCQB and the filing and effectiveness of a registration statement registering for resale the ordinary shares issuable to the investor under the SEDA. Pursuant to the terms of the SEDA, the Company agreed to pay a structuring and due diligence fee in an amount equal to $15,000 and a commitment fee in an aggregate amount of $150,000 which was paid by the issuance of 100,000 ordinary shares on March 15, 2017. In addition, pursuant to the SEDA, the investor purchased in October 2015 100,000 units, at a purchase price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share.

Between July 2015 and December 31, 2015, as part of the Private Placement and the SEDA, the Company issued and sold an aggregate of 296,813 units (which includes the issuance of 100,000 units under SEDA agreement, as described above) at a price of $1.50 per unit. Each unit includes one ordinary share and one warrant to purchase ordinary share at an exercise price of $1.50 per share. The Company received aggregate net proceeds of $445,219 from the sale of such units, net of issuance costs of $4,285. The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances.

In accordance with ASC 815, as of December 31, 2017 and 2016, warrants in the amount of $87,560 and $135,762 (the Company used the following assumptions: 0% dividend yield, 64.12% and 75.8% expected volatility, 1.95% and 1.61% risk free rate, and 2.62 and 3.63 expected life in years, respectively) were recorded as liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net.

2.	Between January and October 2016, as part of the Private Placement, the Company issued 374,001 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share. The Company received aggregate net proceeds of $561,000 from the sale of such units, net of issuance costs of $9,709. The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances.

In accordance with ASC 815, warrants in the amount of $183,260 (the Company used the following assumptions: 0% dividend yield, 68.11% expected volatility, 1.14% risk free rate and 5 expected life in years) were recorded as liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2017, the fair value of the warrants amounted to $144,931.

3.	On July 7, 2016, the board approved an internal equity investment round in an aggregate amount of up to $900,000 at a price per Ordinary Share of $0.75, to be raised from existing shareholders. The investment round resulted in the issuance of 860,000 Ordinary Shares in consideration for an aggregate investment amount of $645,000.

In connection with the conversion of the Additional Notes, as discussed in note 8a, the Company issued 274,667 Ordinary Shares in July 2016.

4.	In February 2017, the Company issued 53,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share. The Company received aggregate net proceeds of $80,000 from the sale of such units. The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances.

In accordance with ASC 815, warrants in the amount of $26,296 (the Company used the following assumptions: 0% dividend yield, 71.39% expected volatility, 2.10% risk free rate and 4.1 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2017, the fair value of the warrants amounted to $24,344.

5.

During 2017 the Company issued 60,000 restricted shares and 50,000 ordinary shares under several consulting agreements. The value of the shares of $110,810 was recognized as expense over the service period.

According to agreement additional 60,000 restricted shares were to be issued in August 2017 but were issued in January 2018, the proportional share of the service in the amount of $50,000 was recorded as expense against additional paid in capital.

6.	In December 2017 the Company issued 75,000 restricted ordinary shares to service provider of the Company. 37,500 shares vested immediately, the remaining shares shall vest during 2018 every 60 days according to the vesting schedule set forth in the agreements. The value of the vested shares of $37,500 was recognized as expense over the service period.

7.	In December 2017 the Company issued 6,560,471 to the former owners of Digiflex as part of the merger agreement, refer to Note 3.

8.

In addition, the Company issued to new investor and some of the former owners of Digiflex 333,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share. The Company received aggregate net proceeds of $500,000 from the sale of such units. In accordance with ASC 815, warrants in the amount of $165,685 (the Company used the following assumptions: 0% dividend yield, 68.59% expected volatility, 2.19% risk free rate and 4.92 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As the occurrence of certain fundamental transactions defined in the warrant agreement that may lead to liquidation are not expected to occur, the Company included the warrants within long-term liabilities. As of December 31, 2017, the fair value of the warrants amounted to $162,624.

9.

On December 27, 2017, the Company entered into a Share Purchase Agreement with Jet CU as supplemented by that certain Supplement to Share Purchase Agreement dated January 3, 2018, pursuant to which the Company received aggregate gross proceeds of $992,615 from Jet CU in exchange for 992,615 Ordinary Shares and 300,000 warrants to purchase 300,000 Ordinary Shares at an exercise price of $0.50 per share. The warrants may be exercised, in whole or in part, for a period of five (5) years, i.e. until January 3, 2023.

Out of the total amount, $600,000 was received in December 2017 and was recorded as receipt on account of shares and warrants with long term liabilities on the balance sheet.

b.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect all of the directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Share are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

c.	Stock option plan:

Under the Company’s 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

The total number of shares available for future grants as of December 31, 2017 was 193,802.

A summary of the Company’s stock option activities and related information for the year ended December 31, 2017, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic-value

Outstanding at the beginning of the year	836,514	$0.63
Granted*	688,288	$1.09
Options forfeited	(95,089)	$0.92

Outstanding at the end of the year	1,429,713	$0.83	$6.29	$240,986

Exercisable as of December 31	913,617	$0.78	$5.89	$197,977

(*)	Include 198,788 options that were granted in connection with the Digiflex acquisition, refer to Note 3 for additional information.

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2017 have been classified into exercise prices as follows:

	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
*	230,425	5.4	230,425	5.4
0.45	63,097	2.7	63,097	2.7
0.92	937,403	6.6	421,307	6.1
*	37,924	3.3	37,924	3.3
0.03	102,096	9.8	102,096	9.8
0.34	8,020	6.1	8,020	6.1
4.72	1,068	4.2	1,068	4.2
5.05	2,769	4.2	2,769	4.2
5.73	37,623	4.3	37,623	4.3
6.23	9,648	7	9,648	7
	1,429,713		913,617

(*)	Represents an amount lower than $0.01.

As of December 31, 2017, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $319,955 and is expected to be recognized over a weighted average period of 1.43 years.

d.	Stock based compensation amounted to $136,134, $52,389 and $8,788 in 2017, 2016 and 2015, respectively, and were recorded as follows:

	Year Ended December 31,
	2017*	2016	2015

Cost of revenues	$-	$(99)	$107
Research and Development	17,956	8,828	2,597
Sales and Marketing	9,747	7,220	839
General and Administrative	108,431	36,440	5,245

	$136,134	$52,389	$8,788

*	On November 19, 2017 the Company provided an additional exercise period for a few employees. Such modification resulted in recording an additional $54,598 stock based compensation. Such amount is presented within the 2017 stock based compensation

e.	The Company’s outstanding warrants classified as equity as of December 31, 2017 are as follows:

Issuance date	Outstanding	Exercise price	Exercisable through
2009	117,209	(***)	Exit event
2013	59,384	$0.92	2023
2013	8,182	$0.92	(*)
2014	51,096	$1.50	(*)
2016	7,832	$1.50	(**)
2016	333	$0.75	(**)

	244,036

(*)	The earlier of: 5 years from the issuance date or the consummation of Initial Public Offering (“IPO”) or Merger and Acquisition (“M&A”) Transaction.

(**)	The earlier of: 2 years from the issuance date or the consummation of IPO or M&A Transaction

(***)	Represents an amount lower than $0.01

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 815, “Derivatives and Hedging”, the warrants were classified as equity instruments.